STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—97.7%			Consumer Staples—3.8%
Consumer Discretionary—19.0%			Food & Staples Retailing—0.3%
Distributors—2.2%			Grocery Outlet
Pool Corp.	311,900	$ 59,572,900	Holding Corp.[1]	271,630	$ 8,931,195
Diversified Consumer Services—3.3%			Food Products—3.2%
Bright Horizons			Freshpet, Inc.[1]	585,640	26,652,476
Family Solutions,			Nomad Foods Ltd.[1]	848,080	18,114,989
Inc.[1]	318,528	48,056,319	Post Holdings, Inc.[1]	147,450	15,330,377
Strategic Education,			Simply Good Foods
Inc.	234,820	41,797,960	Co. (The)[1]	1,098,880	26,461,030
		89,854,279			86,558,872
Entertainment—0.5%			Household Products—0.3%
Zynga, Inc. , Cl. A1	2,149,920	13,179,010	WD-40 Co.	55,210	8,780,598
Hotels, Restaurants & Leisure—5.0%			Energy—0.7%
Choice Hotels			Oil, Gas & Consumable Fuels—0.7%
International, Inc.	221,930	19,310,129	Matador Resources
Eldorado Resorts,			Co.[1]	887,860	17,650,657
Inc.[1]	381,540	17,577,548	Financials—8.1%
Planet Fitness, Inc. ,			Capital Markets—2.4%
Cl. A1	713,470	51,683,767
Wingstop, Inc.	496,460	47,039,585	Hamilton Lane, Inc. ,
			Cl. A	582,497	33,237,279
		135,611,029	LPL Financial
Household Durables—1.7%			Holdings, Inc.	393,120	32,066,798
Roku, Inc. , Cl. A1	502,960	45,558,117			65,304,077
Internet & Catalog Retail—1.9%			Commercial Banks—0.6%
Etsy, Inc.[1]	772,250	47,392,983	Wintrust Financial
RealReal, Inc. (The)[1]	133,408	3,855,491	Corp.	213,550	15,623,318
		51,248,474	Insurance—3.6%
Media—1.5%			eHealth, Inc.[1]	214,130	18,436,593
Cable One, Inc.	24,110	28,232,569	Kemper Corp.	222,360	19,187,444
Sinclair Broadcast			Kinsale Capital
Group, Inc. , Cl. A	246,060	13,196,198	Group, Inc.	278,026	25,433,819
		41,428,767	Primerica, Inc.	295,410	35,434,430
Multiline Retail—1.2%					98,492,286
Ollie's Bargain			Real Estate Investment Trusts (REITs)—1.5%
Outlet Holdings,			CoreSite Realty
Inc.[1]	378,440	32,965,908	Corp.	170,710	19,660,671
Specialty Retail—1.2%			First Industrial
Boot Barn Holdings,			Realty Trust, Inc.	576,930	21,196,408
Inc.[1]	897,420	31,984,049			40,857,079
Textiles, Apparel & Luxury Goods—0.5%			Health Care—22.4%
Canada Goose			Biotechnology—5.9%
Holdings, Inc.[1]	385,110	14,915,310	Agios
			Pharmaceuticals,
			Inc.[1]	311,360	15,530,637
			Amicus
			Therapeutics, Inc.[1]	803,400	10,026,432

1 INVESCO OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Biotechnology (Continued)			Industrials—16.2%
Array BioPharma,			Aerospace & Defense—4.7%
Inc.[1]	305,550	$ 14,156,131	Aerojet Rocketdyne
CareDx, Inc.[1]	230,660	8,301,453	Holdings, Inc.[1]	608,480	$ 27,241,650
Genomic Health,			HEICO Corp.	259,525	34,727,040
Inc.[1]	434,150	25,254,506	Kratos Defense &
Ligand			Security Solutions,
Pharmaceuticals,			Inc.[1]	676,300	15,480,507
Inc.[1]	109,200	12,465,180	Mercury Systems,
Repligen Corp.[1]	738,863	63,505,275	Inc.[1]	738,713	51,968,459
Veracyte, Inc.[1]	367,160	10,467,732			129,417,656
		159,707,346	Building Products—1.1%
Health Care Equipment & Supplies—8.7%			Lennox
CryoPort, Inc.[1]	265,350	4,861,212	International, Inc.	49,230	13,538,250
Haemonetics Corp.[1]	160,810	19,351,876	Trex Co. , Inc.[1]	226,050	16,207,785
ICU Medical, Inc.[1]	57,530	14,492,382			29,746,035
Insulet Corp.[1]	334,530	39,936,192	Commercial Services & Supplies—1.3%
iRhythm			Casella Waste
Technologies, Inc.[1]	300,540	23,766,703	Systems, Inc. , Cl. A1	693,840	27,496,879
Masimo Corp.[1]	273,360	40,681,435	Clean Harbors, Inc.[1]	127,530	9,067,383
Merit Medical					36,564,262
Systems, Inc.[1]	472,700	28,154,012
Novocure Ltd.[1]	226,080	14,295,038	Machinery—7.1%
Penumbra, Inc.[1]	153,490	24,558,400	Chart Industries,
Wright Medical			Inc.[1]	476,110	36,603,337
Group NV1	933,520	27,837,566	ITT, Inc.	567,330	37,148,768
		237,934,816	Kornit Digital Ltd.[1]	641,500	20,309,890
			RBC Bearings, Inc.[1]	373,760	62,346,906
Health Care Providers & Services—1.0%			Woodward, Inc.	316,780	35,846,825
Amedisys, Inc.[1]	117,610	14,279,030			192,255,726
HealthEquity, Inc.[1]	189,750	12,409,650
		26,688,680	Professional Services—1.2%
			Insperity, Inc.	266,820	32,589,395
Health Care Technology—2.6%
Inspire Medical			Road & Rail—0.8%
Systems, Inc.[1]	304,760	18,483,694	Genesee &
Omnicell, Inc.[1]	376,110	32,356,743	Wyoming, Inc. ,
Teladoc Health, Inc.[1]	286,250	19,009,863	Cl. A1	206,220	20,622,000
		69,850,300	Information Technology—25.9%
Life Sciences Tools & Services—4.2%			Electronic Equipment, Instruments, &
Adaptive			Components—2.0%
Biotechnologies			Novanta, Inc.[1]	584,110	55,081,573
Corp.[1]	85,707	4,139,648	IT Services—5.1%
Bio-Techne Corp.	266,380	55,537,566	Euronet Worldwide,
Medpace Holdings,			Inc.[1]	206,950	34,817,268
Inc.[1]	257,000	16,812,940	ManTech
PRA Health			International Corp. ,
Sciences, Inc.[1]	381,054	37,781,504	Cl. A	441,730	29,087,920
		114,271,658	MongoDB, Inc. ,
			Cl. A1	299,550	45,558,560

2 INVESCO OPPENHEIMER DISCOVERY FUND

	Shares	Value		Shares	Value
IT Services (Continued)			Software (Continued)
Okta, Inc. , Cl. A1	227,690	$ 28,121,992	Paylocity Holding
		137,585,740	Corp.[1]	281,250	$26,386,875
Semiconductors & Semiconductor			Q2 Holdings, Inc.[1]	317,910	24,275,608
Equipment—2.9%			Rapid7, Inc.[1]	337,180	19,502,491
Lattice			RingCentral, Inc. ,
Semiconductor			Cl. A1	460,510	52,921,809
Corp.[1]	1,277,130	18,633,327	Trade Desk, Inc.
MKS Instruments,			(The), Cl. A1	211,820	48,248,360
Inc.	179,970	14,017,863			432,038,826
Monolithic Power			Materials—1.6%
Systems, Inc.	276,107	37,489,808	Chemicals—1.6%
Silicon Laboratories,			Ingevity Corp.[1]	423,590	44,548,960
Inc.[1]	96,160	9,942,944	Total Common Stocks
		80,083,942	(Cost $1,823,390,464)		2,657,502,840
Software—15.9%
Alteryx, Inc. , Cl. A1	243,510	26,571,811
Anaplan, Inc.[1]	521,220	26,305,973	Investment Company—1.7%
Coupa Software,			Invesco
Inc.[1]	423,350	53,600,343	Oppenheimer
Crowdstrike			Institutional
Holdings, Inc. , Cl. A1	124,478	8,500,603	Government Money
CyberArk Software			Market Fund, Cl.
Ltd.[1]	175,740	22,466,602	IN, 2.37%[2] (Cost
Envestnet, Inc.[1]	245,800	16,805,346		$46,833,607	46,833,607
Everbridge, Inc.[1]	375,307	33,559,952
HubSpot, Inc.[1]	303,901	51,821,199	Total
			Investments,
New Relic, Inc.[1]	203,320	17,589,213	at Value (Cost
Pagerduty, Inc.[1]	74,020	3,482,641	$1,870,224,071)	99.4%	2,704,336,447
			Net Other Assets
			(Liabilities)	0.6	16,029,444
			Net Assets	100.0%	$2,720,365,891

Footnotes to Statement of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of June 30, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

3 INVESCO OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

1. Securities Valuation
As of June 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

4 INVESCO OPPENHEIMER DISCOVERY FUND